Other Non-Current Financial Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Other NonCurrent Financial assets [Line Items]
Financial loans to related parties	€ 2,219,000		€ 0
Non-current loans and receivables	1,497,000		1,198,000
Repayments of borrowings, classified as financing activities	160,210,000	$ 45	€ 221,029,000	€ 272,851,000
Zegnas director [Member]
Disclosure Of Other NonCurrent Financial assets [Line Items]
Financial loans to related parties	€ 2,200,000
Elah Dufour S.p.A Member [Member]
Disclosure Of Other NonCurrent Financial assets [Line Items]
Proportion of ownership interests held by non-controlling interests	10.00%	10.00%
Tom Ford [Member]
Disclosure Of Other NonCurrent Financial assets [Line Items]
Proportion of ownership interest in associate	15.00%	15.00%
Non-current loans and receivables	€ 45,000,000
Loans and receivables	€ 1,200
Tom Ford [Member] | Bottom of range [member]
Disclosure Of Other NonCurrent Financial assets [Line Items]
Financial loans Receivable ,Interest Rate	3.00%	3.00%
Financial loans Receivable ,Maturity	February 2020	February 2020
Tom Ford [Member] | Top of range [member]
Disclosure Of Other NonCurrent Financial assets [Line Items]
Financial loans Receivable ,Interest Rate	4.00%	4.00%
Financial loans Receivable ,Maturity	2023	2023